Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
NICHOLAS FUND INC | NICHOLAS FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund strives to increase the value of your investment over the long-term (“long-term growth”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.76% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue the Fund’s investment objective of long-term growth, it primarily invests in common stocks of domestic small, medium- and large-sized companies believed to have growth potential. The Fund believes a company’s annual sales volume and market capitalization (the number of shares outstanding multiplied by the per share price) are the factors most illustrative of a company’s size. In distinguishing company size in terms of sales volume, the Fund considers a company’s sales volume relative to peer companies in the company’s industry. In terms of market capitalization, the Fund generally considers companies with market capitalizations up to $3 billion as “small,” between $3 billion and $25 billion as “medium” and greater than $25 billion as “large.” The Fund looks for established companies with the potential for superior growth in sales and earnings in a diversified group of industries. The Fund’s investment philosophy is basically a long-term growth philosophy, based upon the assumption that if a company achieves superior growth in sales and earnings, eventually the company’s stock will achieve superior performance. It is anticipated that a major portion of the Fund’s portfolio will be invested in common stocks of the types of companies, and in the manner, as described above.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.

The principal risks of investing in the Fund are:
  Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.
  Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Although the Fund will invest most of its assets in the securities of medium- and large- sized companies, the Fund may face additional risks due to its investments in small-sized companies. Securities of small- to medium-sized companies often fluctuate in price more than common stocks of larger companies.
  Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.
		Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objective will be achieved.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years(1). Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the Fund’s total return for the last ten calendar years(1).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 21.93% (for the quarter ended June 30, 2009) and the lowest quarterly return was -14.80% (for the quarter ended September 30, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This next table shows how the Fund’s average annual total returns for the one, five and ten year periods ending on December 31, 2018 (the Fund’s most recently completed calendar year), compared to the returns of a broad measure of market performance. The table also shows the Fund’s average annual total returns after taxes on distributions and after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.
NICHOLAS FUND INC | NICHOLAS FUND INC | NICHOLAS FUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Wire Redemption Fee	rr_RedemptionFee	$ 15.00
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
One Year	rr_ExpenseExampleYear01	$ 74
Three Years	rr_ExpenseExampleYear03	230
Five Years	rr_ExpenseExampleYear05	401
Ten Years	rr_ExpenseExampleYear10	$ 894
2009	rr_AnnualReturn2009	34.28%	[1]
2010	rr_AnnualReturn2010	20.95%	[1]
2011	rr_AnnualReturn2011	4.38%	[1]
2012	rr_AnnualReturn2012	17.57%	[1]
2013	rr_AnnualReturn2013	40.18%	[1]
2014	rr_AnnualReturn2014	15.31%	[1]
2015	rr_AnnualReturn2015	(2.95%)	[1]
2016	rr_AnnualReturn2016	0.92%	[1]
2017	rr_AnnualReturn2017	17.54%	[1]
2018	rr_AnnualReturn2018	(1.52%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
One Year	rr_AverageAnnualReturnYear01	(1.52%)
Five Year	rr_AverageAnnualReturnYear05	5.51%
Ten Year	rr_AverageAnnualReturnYear10	13.83%
NICHOLAS FUND INC | NICHOLAS FUND INC | Return After Taxes on Distributions | NICHOLAS FUND INC
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.25%)
Five Year	rr_AverageAnnualReturnYear05	3.54%
Ten Year	rr_AverageAnnualReturnYear10	12.26%
NICHOLAS FUND INC | NICHOLAS FUND INC | Return After Taxes on Distributions and Sale of Fund Shares | NICHOLAS FUND INC
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.37%
Five Year	rr_AverageAnnualReturnYear05	4.21%
Ten Year	rr_AverageAnnualReturnYear10	11.53%
NICHOLAS FUND INC | NICHOLAS FUND INC | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.38%)
Five Year	rr_AverageAnnualReturnYear05	8.49%
Ten Year	rr_AverageAnnualReturnYear10	13.12%

[1]	The Fund’s fiscal year end is March 31. The Fund’s calendar year-to-date return (six months) as of June 30, 2019 was 21.51%.